UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549
                                --------

                               FORM N-CSR
                                --------

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                          INVESTMENT COMPANIES

              INVESTMENT COMPANY ACT FILE NUMBER 811-21285

            MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
           (Exact name of registrant as specified in charter)
                                --------


                     123 N. Wacker Drive, 28th Floor
                             Chicago, IL 60606
           (Address of principal executive offices) (Zip code)

                              Steven Zoric
                     123 N. Wacker Drive, 28th Floor
                            Chicago, IL 60606
                 (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                  DATE OF FISCAL YEAR END: MARCH 31, 2005

                  DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


     MAN-GLENWOOD LEXINGTON
     ASSOCIATES PORTFOLIO, LLC

     FINANCIAL STATEMENTS AS OF MARCH 31, 2005
     AND REPORT OF INDEPENDENT REGISTERED
     PUBLIC ACCOUNTING FIRM

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......................1

FINANCIAL STATEMENTS:

   Schedule of Investments..................................................2-3

   Statement of Assets and Liabilities........................................4

   Statement of Operations....................................................5

   Statements of Changes in Net Assets .......................................6

   Statement of Cash Flows....................................................7

   Notes to Financial Statements .............................................8




The Company's Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington Associates Portfolio, LLC:

We have audited the accompanying statement of assets and liabilities of Man-Glenwood Lexington Associates Portfolio, LLC (the "Company"), including the schedule of investments, as of March 31, 2005, and the related statements of operations and cash flows for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the management of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Man-Glenwood Lexington Associates Portfolio, LLC as of March 31, 2005 and the results of its operations and its cash flows for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





/s/ Deloitte & Touche LLP


May 20, 2005

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS
MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------


                               [PIE CHART OMITTED]
                             Plot points as follows:

            INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS

                                                      Equity Hedge - 27.6%

                                                      Multi-Stategy - 20.1%

                                                      Variable Equity - 18.1%

                                                      Event-Driven - 17.6%

                                                      Commodity & Trading - 9.2%

                                                      Relative Value - 7.4%


FUND                                                                           COST                FAIR VALUE        %

Advisory Leveraged European Equity Market Fund L.P.                        $  1,403,567           $  1,319,410     1.13%
Akanthos Arbitrage Fund L.P.                                                  2,250,000              2,199,392     1.88%
Amaranth Partners, L.L.C.                                                     4,750,000              5,410,852     4.63%
Arience Capital Partners I L.P.                                               2,250,000              2,249,886     1.92%
Aristeia Partners L.P.                                                        1,700,000              1,751,279     1.50%
BBT Partners, L.P.                                                            2,881,517              3,302,148     2.82%
Black Diamond Arbitrage Partners L.P.                                         1,325,000              1,341,771     1.15%
Black Diamond Energy Partners L.P.                                            1,925,000              1,930,516     1.65%
Blue Coast Partners II L.P.                                                   1,700,000              1,682,690     1.44%
BR Opportunity Fund L.P.                                                        950,000                970,497     0.83%
Bridgewater Pure Alpha Trading Company, Ltd.                                  2,850,000              2,884,677     2.47%
Castlerigg Partners, L.P.                                                     1,962,719              2,428,264     2.08%
Cerberus Partners, L.P.                                                       1,144,204              1,642,166     1.40%
Chatham Asset High Yield Fund, L.P.                                           2,050,000              2,085,329     1.78%
Cheyne Special Situations Fund, L.P.                                          1,925,000              2,112,362     1.81%
Coatue Qualified Partners, L.P.                                               1,219,586              1,402,546     1.20%
Copper Beech Partners II, L.P.                                                2,700,000              2,610,878     2.23%
Deephaven Event Arbitrage Fund L.L.C.                                         1,700,000              1,959,234     1.68%
Deephaven Market Neutral Fund L.L.C.                                          4,225,000              4,516,356     3.86%
Digilog Major Markets Fund L.P.                                                 400,000                323,531     0.28%
Domestic CAP Partners, LP                                                     1,375,000              1,412,602     1.21%
Double Black Diamond L.P.                                                     2,098,619              2,392,331     2.04%
Eagle Global Fund, LP                                                         1,375,000              1,304,383     1.12%
Exis Differential Partners, LP                                                2,075,000              2,048,500     1.75%
Ferox Fund, L.P.                                                                966,964                929,710     0.79%
FrontPoint Value Discovery Fund, L.P.                                         3,375,000              3,636,023     3.11%

                                                                                                                      (continued)


                                       2


MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED)
MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                                                           COST             FAIR VALUE           %

Greywolf Capital Partners II, LP                                           $  3,800,000        $  4,279,509        3.66%
Greywolf High Yield Partners, LP                                              1,925,000           1,960,904        1.68%
Grossman Currency Fund LP                                                       950,000           1,011,049        0.86%
Horizon Portfolio L.P.                                                        1,975,000           1,810,959        1.55%
Intrepid Capital Fund (QP), L.P.                                              2,602,867           2,841,527        2.43%
Jefferies Paragon Fund, LLC                                                     630,000             661,197        0.57%
Karsch Capital II L.P.                                                        2,400,000           2,796,328        2.39%
KiCap Network Fund, L.P.                                                      2,012,162           2,030,505        1.74%
King Street Capital, L.P.                                                     2,166,109           3,091,242        2.64%
Lansdowne European Strategic Equity Fund, LP                                  3,200,000           3,567,778        3.05%
Lydian Partners II, L.P.                                                      1,267,182           1,567,785        1.34%
Marshall Wace Americas Fund, LP                                               1,375,000           1,351,031        1.16%
Marshall Wace European TOPS Fund Limited                                      1,375,000           1,391,898        1.19%
Minot Capital II L.P.                                                         2,275,000           2,212,650        1.89%
OZ Domestic Partners II L.P.                                                  4,300,000           4,684,201        4.01%
Pegasus Fund Limited                                                          1,475,000           1,527,895        1.31%
Pendragon (Excalibur) Fund Limited                                            1,925,000           1,992,956        1.70%
PHZ Global Fund L.P.                                                          2,100,000           2,146,088        1.83%
PHZ Long/Short Equity Fund L.L.C.                                               475,000             481,853        0.41%
Prism Partners I, L.P.                                                        5,523,270           5,884,754        5.03%
RedSky Outlook Fund L.P.                                                      1,953,005           1,930,166        1.65%
Rockbay Capital Institutional Fund L.L.C.                                     1,125,000           1,257,912        1.08%
Rosehill Japan Fund L.P.                                                      3,725,000           3,798,893        3.25%
Royal Coachman, L.P.                                                            319,601             268,820        0.23%
Rx Healthcare Partners II, LP                                                 1,925,000           1,964,063        1.68%
Satellite Fund II, L.P.                                                       1,672,686           2,125,540        1.82%
Silverback Partners L.P.                                                      2,250,000           2,261,370        1.93%
SLS Investors, L.P.                                                           3,050,000           3,104,442        2.65%
Spring Point Institutional Partners, L.P.                                     3,403,605           3,576,985        3.06%
Stadia Capital Partners (QP), L.P.                                            2,025,000           2,092,567        1.79%
Suttonbrook Capital Partners, L.P.                                            2,825,000           2,893,735        2.47%
Tosca                                                                         1,410,852           1,904,210        1.63%
Trivium Institutional Onshore Fund L.P.                                       1,000,000             982,815        0.84%
Trivium Onshore Fund L.P.                                                     1,700,000           1,682,199        1.44%
Vardon Partners II L.P.                                                       2,700,000           2,948,934        2.52%
Walker Smith Capital (QP), L.P.                                               2,211,970           2,509,776        2.15%
Waterstone Market Neutral Fund LP                                             2,000,000           1,937,520        1.66%
Zaxis Institutional Partners, L.P.                                            2,617,093           2,523,533        2.16%
                                                                           ------------        ------------     --------
Total Investments                                                          $134,242,578         142,902,922      122.21%
                                                                           ============
Less: liabilities in excess of other assets                                                     (25,972,169)    (22.21)%
                                                                                               ------------     --------

Net Assets                                                                                     $116,930,753      100.00%
                                                                                               =============    ========

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005
--------------------------------------------------------------------------------


ASSETS:
  Investments--at fair value (cost--$134,242,578)                  $ 142,902,922
  Cash and cash equivalents                                           3,420,236
  Fund investments made in advance                                   11,060,000
  Receivable for investments sold                                     1,637,970
  Other assets                                                           48,799
                                                                   -------------

       Total assets                                                  159,069,927
                                                                   -------------

LIABILITIES:
  Capital contributions received in advance                          12,986,261
  Capital withdrawals payable                                        28,286,000
  Management fee payable                                                617,816
  Accrued professional fees payable                                     168,900
  Administrative fee payable                                             60,386
  Other liabilities                                                      19,811
                                                                   -------------

       Total liabilities                                             42,139,174
                                                                   -------------

NET ASSETS                                                        $ 116,930,753
                                                                   =============

COMPONENTS OF NET ASSETS:
Represented by:
Capital transactions--net                                         $ 110,091,053
  Accumulated net investment loss                                    (3,688,581)
  Accumulated realized gain on investments                            1,867,937
  Accumulated net unrealized appreciation on investments              8,660,344
                                                                   -------------

NET ASSETS                                                        $ 116,930,753
                                                                   =============

NET ASSET VALUE PER UNIT:
(Net assets divided by 104,446.7960 units of beneficial interest) $    1,119.53
                                                                   =============


See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------


INVESTMENT INCOME:
  Interest                                                          $    12,771
  Other income                                                           23,370
                                                                     -----------

       TOTAL INVESTMENT INCOME                                           36,141
                                                                     -----------

EXPENSES:
  Management fee                                                      1,957,902
  Professional fees                                                     315,237
  Administrative fee                                                    106,645
  Directors fee                                                          28,000
  Custody fee                                                            12,535
  Other                                                                   9,839
                                                                     -----------

       Total expenses                                                 2,430,158

Less contractual expense waiver                                        (188,862)
                                                                    -----------

       Net expenses                                                   2,241,296
                                                                     -----------

NET INVESTMENT LOSS                                                  (2,205,155)
                                                                     -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                    1,076,115
  Net change in unrealized appreciation on investments                3,661,030
                                                                     -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       4,737,145
                                                                     -----------

INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                   $ 2,531,990
                                                                     ===========


See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2005 AND 2004
--------------------------------------------------------------------------------

                                            YEAR ENDED            YEAR ENDED
                                          MARCH 31, 2005        MARCH 31, 2004
                                        ------------------    ------------------
INCREASE IN NET ASSETS
FROM INVESTMENT ACTIVITIES:
  Net investment loss                      $  (2,205,155)        $ (1,121,186)
  Net realized gain on investments             1,076,115              645,940
  Net change in unrealized appreciation
   on investments                              3,661,030            3,916,580
                                           -------------         ------------

       Net increase in net assets from
       investment activities                   2,531,990            3,441,334
                                           -------------         ------------

CAPITAL TRANSACTIONS:
  Capital contributions                       98,815,063           45,384,780
  Capital redemptions                        (41,639,970)         (37,500,000)
                                           -------------         ------------

NET CAPITAL TRANSACTIONS                      57,175,093            7,884,780

NET ASSETS--Beginning of year                 57,223,670           45,897,556
                                           -------------         ------------

NET ASSETS--End of year                    $ 116,930,753         $ 57,223,670
                                           =============         ============


See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES:
Increase in net assets from investment activities                  $  2,531,990
Adjustments to reconcile net increase in net assets
 from investment activities to net cash used in
 operating activities:
 Net purchases of investments                                       (80,045,488)
 Net change in unrealized appreciation on investments                (3,661,030)
 Net realized gain on investments                                    (1,076,115)
 Increase in fund investments made in advance                       (11,060,000)
 Decrease in due from Adviser                                           135,097
 Increase in receivable for investments sold                         (1,244,821)
 Increase in other assets                                               (40,398)
 Increase in management fee payable                                     344,790
 Increase in administrative fee payable                                  37,886
 Increase in accrued professional fees payable                           64,646
 Increase in other liabilities                                            9,142
                                                                   ------------

     Net cash used in operating activities                          (94,004,301)
                                                                   ------------


FINANCING ACTIVITIES:
 Capital contributions                                               98,815,063
 Capital withdrawals                                                (41,639,970)
 Increase in capital withdrawals payable                             15,786,000
 Increase in capital contributions received in advance               12,986,261
                                                                   ------------

     Net cash provided by financing activities                       85,947,354
                                                                   ------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                            (8,056,947)
                                                                   ------------

CASH AND CASH EQUIVALENTS--Beginning of year                         11,477,183
                                                                   ------------

CASH AND CASH EQUIVALENTS--End of year                             $  3,420,236
                                                                   ============


See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------


1.    ORGANIZATION

      Man-Glenwood Lexington Associates Portfolio, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on September 24, 2002 with operations commencing on October 1, 2002.

      The Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns, which have low correlation with major market indices. The Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

      Glenwood Capital Investments, L.L.C. serves as the Company's investment adviser (the "Adviser"). The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

      The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      SEI Investments Global Fund Services ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. Its appointment was approved by the Board on January 20, 2003. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

      The Company currently intends to accept initial and additional subscriptions as of the first business day of each calendar month. It is expected that beginning January 1, 2006, subscriptions will be offered on a quarterly basis. The Company reserves the right to reject or suspend subscriptions at any time. Members will not have the right to require the Company to redeem their investments. The Company will offer to repurchase outstanding investments pursuant to written tenders by members from time to time. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------


2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

      INVESTMENTS -- The Company values investments in limited partnerships and other pooled vehicles (collectively, the "investment funds") in good faith at the Company's pro rata interest in the net assets of these entities or, if circumstances warrant, under fair value procedures established by the Board of Managers. Investments held by these investment funds are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the year ended March 31, 2005, no dividends or distributions were declared or paid by the Company's investments.

      Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

      The Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Company's investment, as well as incentive fees and allocations based upon profits earned by the Company. These fees are deducted directly from the Company's investment fund balance in accordance with a governing agreement. During the year ended March 31, 2005, fees for these services ranged from 0.0% to 3.0% annually for management fees and 15.0% to 50.0% for incentive fees and allocations.

      The Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

      CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments.

      FUND EXPENSES -- The Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Adviser is contractually obligated to reimburse expenses in excess of 2.00% of net assets for the period March 31, 2004 through December 31, 2005.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------


2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      INVESTMENT INCOME -- Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

      INCOME TAXES -- The Company is not subject to federal, state or local income tax purposes. Such taxes are liabilities of the individual members and the amounts thereof will vary depending on the individual situation of each member. Accordingly, there is no provision for income taxes in the accompanying financial statements.

3.    INVESTMENT TRANSACTIONS

      For the year ended March 31, 2005, the Company made purchases of $105,028,665 and sales of $24,983,177 of investments.

      At March 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At March 31, 2005, accumulated net unrealized appreciation on investments was $8,660,344 consisting of $9,627,501 gross unrealized appreciation and $(967,157) gross unrealized depreciation.

4.    BANK BORROWINGS

      The Company may borrow funds for a variety of reasons, including for investment purposes, to meet repurchase requests, and for cash management purposes. Interest is based on the bank's broker call loan rate. Borrowings by the Company are subject to a 300% asset coverage requirement under the Advisers Act. There were no borrowings outstanding as of March 31, 2005.

5.    DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

      At March 31, 2005, the Company had no direct commitments to purchase or sell securities, financial instruments or commodities relating to derivative financial instruments. The Company's operating activities involve trading, including indirectly through its investments, in derivative financial instruments that involve varying degrees of market and credit risk. With respect to investments in investment funds, the Company has limited liability and, therefore, its maximum exposure to either market or credit loss is limited to its carrying value in these investments, as set forth in the statement of assets and liabilities.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------


6.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                             FOR THE PERIOD
                                                                                                           SEPTEMBER 24, 2002
                                                     FOR THE YEAR ENDED         FOR THE YEAR ENDED        (INCEPTION) THROUGH
                                                       MARCH 31, 2005             MARCH 31, 2004             MARCH 31, 2003
                                                   ----------------------     ----------------------    ------------------------

Net asset value, beginning of period                    $    1,103.65              $   1,036.59               $   1,000.00
Net investment loss                                            (22.49)                   (22.03)                    (11.48)
Realized and unrealized gain on investments                     38.37                     89.09                      48.07
                                                        -------------              ------------               ------------
Total from operations                                           15.88                     67.06                      36.59
                                                        -------------              ------------               ------------
Net asset value, end of period                          $    1,119.53              $   1,103.65               $   1,036.59
                                                        =============              ============               ============

Net assets, end of period                               $ 116,930,753              $ 57,223,670               $ 45,897,556
Ratio of net investment loss to average net assets              (1.97)%(4)                (1.94)%(5)                 (1.78)%(1) (6)
Ratio of expenses to average net assets (3)                      2.00 %(4)                 2.00 %(5)                  1.95 %(1) (6)
Total return                                                     1.44 %                    6.47 %                     3.66 %(2)
Portfolio turnover                                              23.88 %                   24.93 %                    35.09 %(2)

(1)  Annualized
(2)  Not annualized
(3) Ratio of expenses does not include management fees and incentive fees earned by the advisers of the underlying investment funds.
(4) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.14)% and 2.17%, respectively.
(5) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.40)% and 2.47%, respectively.
(6) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (2.03)% and 2.20%, respectively.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.


                                     POSITION(S)                                                          NUMBER OF        OTHER
                                        HELD           TERM OF OFFICE AND        PRINCIPAL OCCUPATION       FUNDS      DIRECTORSHIPS
     NAME, AGE AND ADDRESS            WITH FUND       LENGTH OF TIME SERVED      DURING PAST 5 YEARS       OVERSEEN         HELD
------------------------------------------------------------------------------------------------------------------------------------

John M. Kelly, 58                Manager          Perpetual until resignation    Sales and marketing of     Three           None
Man Investments Inc.                               or removal                     hedge funds for the
123 N. Wacker Drive, 28th Floor                   Manager since 1/20/03           Man Investments
Chicago, Illinois 60606                                                           Division of Man Group plc

Marvin L. Damsma, 58             Manager          Perpetual until resignation    Director of Trust          Three           None
c/o Man-Glenwood Lexington                         or removal                     Investments for
  Associates Portfolio, LLC                       Manager since 1/20/03           BP America Inc.
123 N. Wacker Drive, 28th Floor
Chicago, Illinois 60606

Dale M. Hanson, 62               Manager          Perpetual until resignation    Principal/partner of       Three           None
c/o Man-Glenwood Lexington                         or removal                     American Partners
  Associates Portfolio, LLC                       Manager since 1/20/03           Consulting, a marketing
123 N. Wacker Drive, 28th Floor                                                   organization
Chicago, Illinois 60606

  Princicpal Officers Who Are Not Managers:

John B. Rowsell, 47              President and    Since 1/13/04                  President (2003) and member of Investment
                                 Principal                                        Committee (2001), Glenwood Capital
                                 Executive Officer                                Investments, L.L.C. (investment adviser);
                                                                                  Investment Manager, McKinsey & Co. (consultant)

Alicia Derrah, 47                Treasurer and    Since 1/20/03                  Chief Financial Officer, Glenwood Capital
                                 Principal                                        Investments, L.L.C. (investment adviser)
                                 Financial and
                                 Accounting
                                 Officer

Robert Tucker, 37                Vice President   Since 1/20/03                  Chief Operating Officer (2002) of
                                                                                  Glenwood Capital Investments, L.L.C.
                                                                                  Manager of Fund Operations, portfolio
                                                                                  management, and treasury functions, Man
                                                                                  Group plc,; CFO and a director, Earthport
                                                                                  plc (technology company)

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FUND MANAGEMENT
(CONCLUDED) (UNAUDITED)
--------------------------------------------------------------------------------

  Princicpal Officers Who Are Not Managers:

Steven Zoric,  34                 Chief            Chief Compliance Officer        Head of U. S. Legal and Compliance, Man
                                 Compliance       since 7/20/04 and Secretary     Investments Division of Man Group plc;
                                 Officer and      since 1/20/03                   Associate, Katten Muchin Zavis Rosenman (law)
                                 Secretary                                        (April 1997 to October 1999, August 2000 to July
                                                                                  2001); Futures and Commodities Compliance
                                                                                  Manager, Morgan Stanley and Co. Inc. (Nov. 1999
                                                                                  to July 2000)


MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------


Pursuant to SEC regulations, the following description of the Investment Advisory Agreement renewal is included:

Pursuant to the terms of an investment advisory agreement first entered into between the Portfolio Company and the Adviser dated as of January 20, 2003 (the "Advisory Agreement"), the continuation of which was approved on January 17, 2005, the Adviser is responsible for developing, implementing and supervising the Portfolio Company's investment program and in connection therewith regularly provides investment advice and recommendations to the Portfolio Company with respect to its investments, investment policies and purchases and sales of securities for the Portfolio Company and arranging for the purchase and sale of such securities.

The Adviser is authorized, subject to the approval of the Portfolio Company's Board and the interest holders of the Portfolio Company, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Portfolio Company or to assist the Adviser in providing these services, subject to the requirement that the Adviser supervise the rendering of any such services to the Portfolio Company by its affiliates.

As compensation for services required to be provided by the Adviser under the Advisory Agreement, the Portfolio Company pays the Adviser a quarterly fee (the "Management Fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of the month (before any repurchases of interests). The Portfolio Company's Board (including a majority of the Portfolio Company's Independent Managers), at a meeting held in person on January 17, 2005, approved the continuation of the Advisory Agreement. The Advisory Agreement may be continued in effect from year to year if such continuance is approved annually by the Board or by vote of a majority of the outstanding voting securities of the Portfolio Company; provided that in either event the continuance is also approved by a majority of the Portfolio Company's Independent Managers by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty, on 60 days' prior written notice: by the Portfolio Company's Board; by vote of a majority of the outstanding voting securities of the Portfolio Company; or by the Adviser. The Advisory Agreement also provides that it will terminate automatically in the event of its "assignment," as defined by the 1940 Act and the rules thereunder.

CONSIDERATION OF THE ADVISORY AGREEMENT

In approving the Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Portfolio Company, including the personnel providing services; (2) the Adviser's compensation and profitability; (3) comparison of fees and performance; (4) economies of scale; and (5) the terms of the Advisory Agreement. When considering approval of the Advisory Agreement between the Portfolio Company and the Adviser, the Board analyzed, among other things, the following:

NATURE, EXTENT AND QUALITY OF ADVISOR SERVICES. The Board considered the level and depth of knowledge of the Adviser. The Board received information and a presentation concerning the investment philosophy and investment process applied by the Adviser in managing the Portfolio Company. In this regard, the Board considered the Adviser's in-house research capabilities and proprietary databases of hedge fund manager information, as well as other resources available to the Adviser's personnel, including research as a result of investments effected for other investment advisory clients. The Board concluded that the Adviser's investment process, research capabilities and philosophy were suited to the Portfolio Company, given the Portfolio Company's investment objective and policies.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Advisor's senior management through Board meetings, conversations and reports during the preceding two years. The Board took into account the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Advisor's compliance policies and procedures, including the procedures used to determine the fair value of the Portfolio Company hedge fund assets. The Board also considered the Adviser's management of the relationships with the administrator, custodian and fund accountants.

In evaluating the Advisory Agreement between the Portfolio Company and the Adviser, the Board reviewed material furnished by the Adviser, including considerations and information relating to the education, experience and number of investment professionals and other personnel who would provide services under the Advisory Agreement. The Board also took into account the time and attention to be devoted by senior management to the Portfolio Company and the feeder funds in the complex. The Board evaluated the level of skill required to manage the Portfolio Company and concluded that the human resources available at the Adviser were appropriate to fulfill effectively the duties of the Adviser on behalf of the Portfolio Company. The Board also considered the business reputation of the Adviser and the Man Group itself, including its international financial resources and reputation, and concluded that the Adviser would be able to continue to meet any reasonably foreseeable obligations under the Advisory Agreement.

ADVISER'S COMPENSATION AND PROFITABILITY. The Board also took into consideration the financial condition and profitability of the Adviser and its affiliates and the direct and indirect benefits derived by the Adviser and its affiliates from the Adviser's relationship with the Funds. The Board noted that the Adviser has entered into a continuing expense cap with the regard to the Portfolio Company.

EXPENSES, PERFORMANCE AND ECONOMIES OF SCALE. The Board compared the advisory fees and total expense ratios for the Portfolio Company with various comparative data, including information on the relevant peer funds, and found the advisory fees paid by the Portfolio Company were reasonable and appropriate under the facts and circumstances. The Board considered the Portfolio Company's performance results since its inception, and noted that the Board reviews on a quarterly basis detailed information about performance results, portfolio composition and investment strategies. The Board also considered the effect of growth and size on performance and expenses. The Board further noted that the Adviser continues to reimburse expenses pursuant to the expense cap.

The Board did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreement. Nor are the items described herein all encompassing of the matters considered by the non-interested Managers. In assessing the information provided by the Adviser and its affiliates, the Board also took into consideration the benefits to Unit holders of investing in a fund that is part of an experienced fund of hedge funds manager, which is itself part of a major global provider of absolute return and alternative investments.

Based on their consideration of all factors that it deemed material, the Board concluded that the approval of the Advisory Agreement, including the fee structure (described in the prospectus) is in the interests of members.

The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement, the Adviser is not liable for any loss the Portfolio Company sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (CONCLUDED) (UNAUDITED)
--------------------------------------------------------------------------------


In addition, it provides that the Adviser may act as investment adviser for any other person, firm or corporation and use the names "Man," "Glenwood," "Man-Glenwood," or "Lexington" in connection with other investment companies for which it or its affiliates may act as investment adviser or general distributor. If the Adviser shall no longer act as investment adviser of the Portfolio Company, the Adviser may withdraw the right of Lexington and/or the Portfolio Company to use the names "Man," "Glenwood," "Man-Glenwood", or "Lexington" as part of its name.

The Adviser or its designee maintains the Portfolio Company's accounts, books and other documents required to be maintained under the 1940 Act at One Freedom Valley Drive, Oaks, PA 19456, which is the address of the Administrator, SEI Investments Global Funds Service, and/or 123 N. Wacker Drive, 28th Floor, Chicago, Ill. 60606, which is the address of the Adviser.

ITEM 2.    CODE OF ETHICS.

As of March 31, 2005, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of managers has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

The audit committee financial expert is Mr. Dale M. Hanson. Mr. Hanson is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees paid to Principal Accountant by the Registrant. The table below set forth the aggregate fees billed by the principal accountant, Deloitte & Touche, LLP, for each of the past two fiscal years for professional services rendered in connection with: (a) the audit of the Registrant's annual financial statements and services normally provided in connection with statutory and regulatory filings ("Audit Fees"); (b) audit-related services (including assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees") ("Audit-related Fees"); (c) tax compliance, tax advice and tax planning ("Tax Fees"); and (d) all other fees billed for products and professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item ("All other fees").


---------------- ------------------------ ------------------------ ------------------------ --------------------------

                        Audit fees        Audit-related fees (1)        Tax fees (2)             All other fees
---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------
                 3/31/2004    3/31/2005    3/31/2004   3/31/2005    3/31/2004   3/31/2005    3/31/2004    3/31/2005
---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------
Registrant        $98,298      $52,373      $18,829     $26,416      $27,500     $62,400        $0            $0
---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

         (1) Fees relating to semi-annual review
         (2) Fees relating to tax compliance and consulting

The following are fees are for non-audit services by Deloitte & Touche to Glenwood Capital Investments, L.L.C. ("Glenwood") and any entity controlling, controlled by or under common control with Glenwood that were pre-approved by the Registrant's audit committee:


------------------- ---------------------------- -------------------------------- ------------------------------------

                        Audit-related fees                Tax fees (1)                    All other fees (2)
------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------
                     3/31/2004     3/31/2005        3/31/2004       3/31/2005        3/31/2004         3/31/2005
------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------
Glenwood and            $0             $0           $173,055         $284,046         $20,000           $16,250
control entities
------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

         (1) Fees relating to tax compliance and consulting
         (2) Fees relating to security counts and debt compliance work

(e)(1) Audit Committee's Pre-approval Policies and Procedures. The Registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Registrant's Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee's consideration of non-audit services by Deloitte & Touche LLP. The audit committee charter requires that non-audit services provided by Deloitte & Touche LLP, the independent auditor of each of the Registrant, Man-Glenwood Lexington TEI, LLC and Man-Glenwood Lexington, LLC, (the "Funds"), to the Funds or Glenwood Capital Investments, L.L.C. (the "Adviser") or to affiliates of the Adviser that provide ongoing services to the Funds, will be considered by the Audit Committee on a case-by-case basis other than certain de minimus services. Payments during any given year to Deloitte & Touche LLP for any de minimus non-audit service under the policies and procedures may not exceed the lesser of (a) in the aggregate $10,000 per year, or (b) five percent of total revenues paid by the Funds, the Adviser and affiliates of the Adviser that provide ongoing services to the Funds. Any de minimus non-audit services must be individually authorized by the Funds' President or Secretary after determination of compliance with the policy and procedures. The Funds' President or Secretary must promptly notify the Audit Committee of any de minimus non-audit services.

(e)(2) Not applicable.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte & Touche, LLP for services to the Registrant, for services to Glenwood Capital Investments, L.L.C., if any, and for services to any control entity of Glenwood (if any) that provide ongoing services to the Registrant was $239,384 and $389,112 for the fiscal years ended March 31, 2004 and March 31, 2005, respectively.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Registrant ordinarily does not invest in voting securities. If voting a proxy, however, Registrant acts prudently, solely in the best interest of its clients, and for the exclusive purpose of maximizing value to its clients. Registrant takes reasonable steps under the circumstances to assure that it has actually received all of the proxies for which it has voting authority. Registrant considers each issue on its merits and considers those factors that would affect the value of its clients' investments. The Adviser believes the recommendation of management on any issue should be given substantial weight in determining how to vote.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

No class of securities is registered pursuant to section 12 of the Securities Exchange Act of 1934, as amended.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls subsequent to the date of their evaluation.

ITEMS 12.  EXHIBITS.

(a)(1) Registrant's code of ethics for principal executive and principal financial officers are filed herewith.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                Man-Glenwood Lexington Associates Portfolio, LLC


                                By:    /s/ John B. Rowsell
                                       -------------------
                                       John B. Rowsell
                                       Principal Executive Officer

                                Date:  June 7, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                By:    /s/ John B. Rowsell
                                       -------------------
                                       John B. Rowsell
                                       Principal Executive Officer

                                Date:  June 7, 2005


                                By:    /s/ Alicia B. Derrah
                                       --------------------
                                       Alicia B. Derrah
                                       Principal Financial Officer

                                Date:  June 7, 2005

                            EXHIBIT INDEX

11(a)(1) Registrant's code of ethics for principal executive and principal financial officers

11(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

11(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended